UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   Form 13F

              Form 13F Cover Page

  Report for the Calendar Year or Quarter Ended:
                June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):

[  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ADAR Investment Management LLC
Address:    156 West 56th Street, Suite 801
            New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron Morse
Title:    Chief Operating Officer
Phone:    (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Aaron Morse  New York, New York   August 14, 2009
---------------  ------------------   ------------------
   [Signature]     [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

              FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$74,626 (thousands)

List of Other Included Managers: None.

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FORM 13F INFORMATION TABLE                 Name of Reporting Manager: ADAR Investment Management LLC
For Quarter Ended: June 30, 2009                                                                    Item 8:
          Item 1:               Item 2:     Item 3:   Item 4:   Item 5:            Item 6:  Item 7: Voting Authority
          Name of              Title of      CUSIP      Fair     Shares   Sh/  Put/  Inv.    Other    (a)    (b)  (c)
           Issuer                Class       Number    Market      or     Prn  Call Discr.   Mgrs     Sole  SharedNone
                                                       Value   Principal
                                                      (X$1000)   Amount
ACE LTD                     SHS            H0023R105        885    20,000  SH        SOLE             20,000
AETNA INC NEW               COM            00817Y108        376    15,000  SH        SOLE             15,000
ALLIED WRLD ASSUR COM HLD   SHS            G0219G203        817    20,000  SH        SOLE             20,000
ALTERNATIVE ASSET MGMT AC   COM            02149U101        977   100,000  SH        SOLE            100,000
ASSURED GUARANTY LTD        COM            G0585R106        619    50,000  SH        SOLE             50,000
BPW ACQUISITION CORP        COM            055637102      1,916   200,000  SH        SOLE            200,000
CABLEVISION SYS CORP        CL A NY CABLVS 12686C109        675    34,800  SH        SOLE             34,800
CAPITAL ONE FINL CORP       COM            14040H105        875    40,000  SH        SOLE             40,000
CENTENNIAL COMMUNCTNS COR   CL A NEW       15133V208      2,508   300,000  SH        SOLE            300,000
CHUBB CORP                  COM            171232101        837    21,000  SH        SOLE             21,000
COVIDIEN PLC                SHS            G2554F105      2,246    60,000  SH        SOLE             60,000
EQUINIX INC                 COM NEW        29444U502      1,455    20,000  SH        SOLE             20,000
FIRST TR FOUR CRNRS SR FL   COM SHS        33733Q107         95    10,000  SH        SOLE             10,000
GRACE W R & CO DEL NEW      COM            38388F108      3,711   300,000  SH        SOLE            300,000
HARRIS STRATEX NTWRKS INC   CL A           41457P106        156    24,000  SH        SOLE             24,000
HICKS ACQUISITION CO I IN   COM            429086309      1,918   200,000  SH        SOLE            200,000
HORSEHEAD HLDG CORP         COM            440694305      1,490   200,000  SH        SOLE            200,000
INGERSOLL-RAND COMPANY LT   CL A           G4776G101      2,090   100,000  SH        SOLE            100,000
JPMORGAN CHASE & CO         COM            46625H100      2,047    60,000  SH        SOLE             60,000
KANSAS CITY SOUTHERN        COM NEW        485170302      3,222   200,000  SH        SOLE            200,000
KBL HEALTHCARE ACQUIS COR   COM            48241N107      2,322   300,000  SH        SOLE            300,000
LIBERTY ACQUISITION HLDGS   COM            53015Y107      1,721   190,000  SH        SOLE            190,000
LMP CORPORATE LN FD INC     COM            50208B100        491    60,000  SH        SOLE             60,000
METROPCS COMMUNICATIONS I   COM            591708102        666    50,000  SH        SOLE             50,000
NAVIOS MARITIME ACQUIS CO   SHS            Y62159101      4,446   475,000  SH        SOLE            475,000
PENNANTPARK INVT CORP       COM            708062104        710   100,000  SH        SOLE            100,000
PEOPLES UNITED FINANCIAL    COM            712704105        752    50,000  SH        SOLE             50,000
PROSPECT ACQUISITION CORP   COM            74347T103        967   100,000  SH        SOLE            100,000
PROSPECT CAPITAL CORPORAT   COM            74348T102        460    50,000  SH        SOLE             50,000
REGIONS FINANCIAL CORP NE   COM            7591EP100        404   100,000  SH        SOLE            100,000
SAPPHIRE INDUSTRIALS CORP   COM            80306T109      2,931   300,000  SH        SOLE            300,000
SPORTS PPTYS ACQUISITION    COM            84920F107        968   100,000  SH        SOLE            100,000
SUN MICROSYSTEMS INC        COM NEW        866810203      2,489   270,000  SH        SOLE            270,000
TIME WARNER CABLE INC       COM            88732J207      3,484   110,000  SH        SOLE            110,000
TRAVELERS COMPANIES INC     COM            89417E109        862    21,000  SH        SOLE             21,000
TREMISIS ENERGY ACQ CORP    COM            89472N101        774   100,000  SH        SOLE            100,000
TRIAN ACQUISITION I CORP    COM            89582E108      5,503   575,000  SH        SOLE            575,000
TRIPLECROWN ACQUISITION C   COM            89677G109      4,560   475,000  SH        SOLE            475,000
TRIPLECROWN ACQUISITION C   *W EXP 10/22/2089677G117         81   475,000  SH        SOLE            475,000
TW TELECOM INC              COM            87311L104      1,027   100,000  SH        SOLE            100,000
TYCO ELECTRONICS LTD        COM NEW        G9144P105      2,231   120,000  SH        SOLE            120,000
UNITED REFINING ENERGY CO   COM            911360105      1,954   200,000  SH        SOLE            200,000
UNITEDHEALTH GROUP INC      COM            91324P102        625    25,000  SH        SOLE             25,000
VAN KAMPEN DYNAMIC CR OPP   COM            921166104         92    10,000  SH        SOLE             10,000
WELLPOINT INC               COM            94973V107        509    10,000  SH        SOLE             10,000
WILLIAMS COS INC DEL        COM            969457100      4,683   300,000  SH        SOLE            300,000
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